Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table provides information required under Item 402(v) of Regulation S-K disclosing (i) a measure of total compensation and a measure reflecting “compensation actually paid” for our principal executive officer (our “PEO”) and, as an average, for our other named executive officers (our “NEOs”), and (ii) select financial performance measures, in each case, for our three most recently completed fiscal years. The Human Resources Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our NEOs; these amounts reflect the Summary Compensation Table totals with certain adjustments as described in the following table and footnotes.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Company Selected Measure: Revenue ($)
					Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)
(a)	(b)(1)	(c)(2)(5)	(d)(3)	(e)(4)(5)	(f)(6)	(g)(7)	(h)(8)	(i)(9)
2022	14,200,453	(15,190,085)	4,499,671	(4,899,823)	228.97	132.79	857,302,079	4,417,356,061
2021	14,203,211	84,745,190	4,867,616	27,685,473	336.64	206.76	606,792,011	3,342,217,533
2020	10,650,714	24,460,298	3,501,770	8,120,795	139.13	149.98	488,482,961	2,594,367,174

__________________

(1)   The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Our PEO for fiscal years 2022, 2021 and 2020 was Ken Xie.

(2)   The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (which is sometimes referred to as the “CAP”) for our PEO for the corresponding fiscal year, as calculated in accordance with Item 402(v) of Regulation S-K and as further described below.

(3)   The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding year. Our non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2022, Michael Xie, Keith Jensen, Patrice Perche and John Whittle; (ii) for fiscal year 2021, Michael Xie, Keith Jensen and John Whittle; and (iii) for fiscal year 2020, Michael Xie, Keith Jensen and John Whittle.

(4)   The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our non-PEO NEOs specified in footnote (3) as a group, as further described below.

(5)   The calculation of “compensation actually paid” uses the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments (i.e., additions or subtractions) with respect to the fair value of equity awards. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of “compensation actually paid.”

Year	SCT Total ($)	Deductions of Equity Value from SCT Total ($)	Additions of Equity Value to SCT Total ($)	CAP ($)
		(i)	(ii)
2022	14,200,453	(12,426,112)	(16,964,426)	(15,190,085)
2021	14,203,211	(12,381,260)	82,923,239	84,745,190
2020	10,650,714	(8,874,468)	22,684,052	24,460,298

The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of “compensation actually paid.”

Year	SCT Total ($)	Deductions of Equity Value from SCT Total ($)	Additions of Equity Value to SCT Total ($)	CAP ($)
		(i)	(ii)
2022	4,499,671	(3,610,110)	(5,789,384)	(4,899,823)
2021	4,867,616	(4,038,552)	26,856,409	27,685,473
2020	3,501,770	(2,721,204)	7,340,228	8,120,795

(i)    The dollar amounts represent the grant date fair value of equity-based awards granted each year to our PEO, and the average grant date fair value of equity-based awards granted each year for our non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2022, 2021 and 2020.

(ii)   The dollar amounts reflect the value of equity-based awards granted to our PEO, and the average value of the equity-based awards for our non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal years 2022, 2021 and 2020 is detailed in the supplemental table below.

The table below illustrates the calculations described in this footnote (5) with respect to the equity component of our PEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Years that remained Unvested as of Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted During Year and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)
2022	9,012,564	(15,153,818)	—	(10,823,172)	—	—	(16,964,426)
2021	35,720,792	32,042,959	—	15,159,488	—	—	82,923,239
2020	13,214,545	7,103,910	—	2,365,598	—	—	22,684,052

The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of our non-PEO NEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Years that remained Unvested as of Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted During Year and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)
2022	2,392,897	(4,807,501)	—	(3,374,780)	—	—	(5,789,384)
2021	11,651,503	10,220,943	—	4,983,963	—	—	26,856,409
2020	4,052,015	2,438,678	—	849,536	—	—	7,340,228

(6)   Amounts represent the cumulative total stockholder return of our common stock for the period beginning on the market close on December 31, 2019, the last trading day before the earliest fiscal year in the table, through and including December 31, 2022, the end of the last fiscal year in the table for which cumulative total stockholder return is being calculated. Amount assumes that $100 was invested for the period starting December 31, 2019. The amount included in the table is the value of such fixed investment based on the cumulative total stockholder return as of the end of each year, including reinvestment of dividends (if any).

(7)   The peer group used for this purpose is NASDAQ Computer Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. Amount assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in our common stock and in the NASDAQ Computer Index, respectively.

(8)   The dollar amounts are our net income as reflected in our audited consolidated financial statements for the applicable year.

(9)   We determined Revenue to be the most important financial measure used to link our performance to Compensation Actually Paid for our PEO and Non-PEO NEOs for fiscal year 2022.

Peer Group Issuers, Footnote [Text Block]		The peer group used for this purpose is NASDAQ Computer Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. Amount assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in our common stock and in the NASDAQ Computer Index, respectively.
PEO Total Compensation Amount	[1]	$ 14,200,453	$ 14,203,211	$ 10,650,714
PEO Actually Paid Compensation Amount	[2],[3]	$ (15,190,085)	84,745,190	24,460,298
Adjustment To PEO Compensation, Footnote [Text Block]

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of “compensation actually paid.”

Year	SCT Total ($)	Deductions of Equity Value from SCT Total ($)	Additions of Equity Value to SCT Total ($)	CAP ($)
		(i)	(ii)
2022	14,200,453	(12,426,112)	(16,964,426)	(15,190,085)
2021	14,203,211	(12,381,260)	82,923,239	84,745,190
2020	10,650,714	(8,874,468)	22,684,052	24,460,298

(i)    The dollar amounts represent the grant date fair value of equity-based awards granted each year to our PEO, and the average grant date fair value of equity-based awards granted each year for our non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2022, 2021 and 2020.

(ii)   The dollar amounts reflect the value of equity-based awards granted to our PEO, and the average value of the equity-based awards for our non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal years 2022, 2021 and 2020 is detailed in the supplemental table below.

The table below illustrates the calculations described in this footnote (5) with respect to the equity component of our PEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Years that remained Unvested as of Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted During Year and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)
2022	9,012,564	(15,153,818)	—	(10,823,172)	—	—	(16,964,426)
2021	35,720,792	32,042,959	—	15,159,488	—	—	82,923,239
2020	13,214,545	7,103,910	—	2,365,598	—	—	22,684,052

Non-PEO NEO Average Total Compensation Amount	[4]	$ 4,499,671	4,867,616	3,501,770
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[5]	$ (4,899,823)	27,685,473	8,120,795
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of “compensation actually paid.”

Year	SCT Total ($)	Deductions of Equity Value from SCT Total ($)	Additions of Equity Value to SCT Total ($)	CAP ($)
		(i)	(ii)
2022	4,499,671	(3,610,110)	(5,789,384)	(4,899,823)
2021	4,867,616	(4,038,552)	26,856,409	27,685,473
2020	3,501,770	(2,721,204)	7,340,228	8,120,795

(i)    The dollar amounts represent the grant date fair value of equity-based awards granted each year to our PEO, and the average grant date fair value of equity-based awards granted each year for our non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2022, 2021 and 2020.

(ii)   The dollar amounts reflect the value of equity-based awards granted to our PEO, and the average value of the equity-based awards for our non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal years 2022, 2021 and 2020 is detailed in the supplemental table below.

The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of our non-PEO NEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Years that remained Unvested as of Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted During Year and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)
2022	2,392,897	(4,807,501)	—	(3,374,780)	—	—	(5,789,384)
2021	11,651,503	10,220,943	—	4,983,963	—	—	26,856,409
2020	4,052,015	2,438,678	—	849,536	—	—	7,340,228

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Stockholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, our cumulative TSR and the index TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and our revenue during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]		Amounts represent the cumulative total stockholder return of our common stock for the period beginning on the market close on December 31, 2019, the last trading day before the earliest fiscal year in the table, through and including December 31, 2022, the end of the last fiscal year in the table for which cumulative total stockholder return is being calculated. Amount assumes that $100 was invested for the period starting December 31, 2019. The amount included in the table is the value of such fixed investment based on the cumulative total stockholder return as of the end of each year, including reinvestment of dividends (if any).
Tabular List [Table Text Block]

List of Most Important Performance Measures to Determine 2022 CAP

As described in more detail in in “Executive Compensation — Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy and includes performance metrics that are intended to incentivize our NEOs and align our NEOs’ interests with those of our stockholders. The most important performance measures used to link executive compensation actually paid, for the 2022 fiscal year, to our performance overall are as follows:

Most Important Performance Measures
Revenue
Operating Income
Relative TSR

Total Shareholder Return Amount	[6]	$ 228.97	336.64	139.13
Peer Group Total Shareholder Return Amount	[7]	132.79	206.76	149.98
Net Income (Loss)	[8]	$ 857,302,079	$ 606,792,011	$ 488,482,961
Company Selected Measure Amount	[9]	4,417,356,061	3,342,217,533	2,594,367,174
PEO Name		Ken Xie	Ken Xie	Ken Xie
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
PEO [Member] | Deductions of Equity Value from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	$ (12,426,112)	$ (12,381,260)	$ (8,874,468)
PEO [Member] | Additions of Equity Value to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(16,964,426)	82,923,239	22,684,052
PEO [Member] | Year End Fair Value of Equity Awards [Granted During Year that Remained Unvested as of Last Day of Year] [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,012,564	35,720,792	13,214,545
PEO [Member] | Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year of [Equity Awards Granted in Prior Years that remained Unvested as of Last Day of Year] [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(15,153,818)	32,042,959	7,103,910
PEO [Member] | Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,823,172)	15,159,488	2,365,598
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted During Year and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,964,426)	82,923,239	22,684,052
Non-PEO NEO [Member] | Deductions of Equity Value from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(3,610,110)	(4,038,552)	(2,721,204)
Non-PEO NEO [Member] | Additions of Equity Value to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(5,789,384)	26,856,409	7,340,228
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,789,384)	26,856,409	7,340,228
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,392,897	11,651,503	4,052,015
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,807,501)	10,220,943	2,438,678
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,374,780)	4,983,963	849,536
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Our PEO for fiscal years 2022, 2021 and 2020 was Ken Xie.
[2]	The calculation of “compensation actually paid” uses the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments (i.e., additions or subtractions) with respect to the fair value of equity awards. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of “compensation actually paid.”

Year	SCT Total ($)	Deductions of Equity Value from SCT Total ($)	Additions of Equity Value to SCT Total ($)	CAP ($)
		(i)	(ii)
2022	14,200,453	(12,426,112)	(16,964,426)	(15,190,085)
2021	14,203,211	(12,381,260)	82,923,239	84,745,190
2020	10,650,714	(8,874,468)	22,684,052	24,460,298

The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of “compensation actually paid.”

Year	SCT Total ($)	Deductions of Equity Value from SCT Total ($)	Additions of Equity Value to SCT Total ($)	CAP ($)
		(i)	(ii)
2022	4,499,671	(3,610,110)	(5,789,384)	(4,899,823)
2021	4,867,616	(4,038,552)	26,856,409	27,685,473
2020	3,501,770	(2,721,204)	7,340,228	8,120,795

(i)    The dollar amounts represent the grant date fair value of equity-based awards granted each year to our PEO, and the average grant date fair value of equity-based awards granted each year for our non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2022, 2021 and 2020.

(ii)   The dollar amounts reflect the value of equity-based awards granted to our PEO, and the average value of the equity-based awards for our non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal years 2022, 2021 and 2020 is detailed in the supplemental table below.

The table below illustrates the calculations described in this footnote (5) with respect to the equity component of our PEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Years that remained Unvested as of Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted During Year and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)
2022	9,012,564	(15,153,818)	—	(10,823,172)	—	—	(16,964,426)
2021	35,720,792	32,042,959	—	15,159,488	—	—	82,923,239
2020	13,214,545	7,103,910	—	2,365,598	—	—	22,684,052

The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of our non-PEO NEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Years that remained Unvested as of Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted During Year and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)
2022	2,392,897	(4,807,501)	—	(3,374,780)	—	—	(5,789,384)
2021	11,651,503	10,220,943	—	4,983,963	—	—	26,856,409
2020	4,052,015	2,438,678	—	849,536	—	—	7,340,228

[3]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (which is sometimes referred to as the “CAP”) for our PEO for the corresponding fiscal year, as calculated in accordance with Item 402(v) of Regulation S-K and as further described below.
[4]	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding year. Our non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2022, Michael Xie, Keith Jensen, Patrice Perche and John Whittle; (ii) for fiscal year 2021, Michael Xie, Keith Jensen and John Whittle; and (iii) for fiscal year 2020, Michael Xie, Keith Jensen and John Whittle.
[5]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our non-PEO NEOs specified in footnote (3) as a group, as further described below.
[6]	Amounts represent the cumulative total stockholder return of our common stock for the period beginning on the market close on December 31, 2019, the last trading day before the earliest fiscal year in the table, through and including December 31, 2022, the end of the last fiscal year in the table for which cumulative total stockholder return is being calculated. Amount assumes that $100 was invested for the period starting December 31, 2019. The amount included in the table is the value of such fixed investment based on the cumulative total stockholder return as of the end of each year, including reinvestment of dividends (if any).
[7]	The peer group used for this purpose is NASDAQ Computer Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. Amount assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in our common stock and in the NASDAQ Computer Index, respectively.
[8]	The dollar amounts are our net income as reflected in our audited consolidated financial statements for the applicable year.
[9]	We determined Revenue to be the most important financial measure used to link our performance to Compensation Actually Paid for our PEO and Non-PEO NEOs for fiscal year 2022.
[10]	The dollar amounts represent the grant date fair value of equity-based awards granted each year to our PEO, and the average grant date fair value of equity-based awards granted each year for our non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2022, 2021 and 2020.
[11]	The dollar amounts reflect the value of equity-based awards granted to our PEO, and the average value of the equity-based awards for our non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal years 2022, 2021 and 2020 is detailed in the supplemental table below.

The table below illustrates the calculations described in this footnote (5) with respect to the equity component of our PEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Years that remained Unvested as of Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted During Year and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)
2022	9,012,564	(15,153,818)	—	(10,823,172)	—	—	(16,964,426)
2021	35,720,792	32,042,959	—	15,159,488	—	—	82,923,239
2020	13,214,545	7,103,910	—	2,365,598	—	—	22,684,052

The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of our non-PEO NEO’s CAP for fiscal years 2022, 2021 and 2020:

Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Years that remained Unvested as of Last Day of Year ($)	Fair Value as of Vesting Date of Equity Awards Granted During Year and Vested in the Year ($)	Year over Year Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)
2022	2,392,897	(4,807,501)	—	(3,374,780)	—	—	(5,789,384)
2021	11,651,503	10,220,943	—	4,983,963	—	—	26,856,409
2020	4,052,015	2,438,678	—	849,536	—	—	7,340,228